NOTE 2 -SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Equivalents, at Carrying Value				$ 0
Allowance for Loan and Lease Loss, Recovery of Bad Debts			$ 34,376	$ 0	$ 0
Computer Equipment [Member]
Finite-Lived Intangible Asset, Useful Life			3 years
Telecommunications [Member]
Finite-Lived Intangible Asset, Useful Life			5 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Asset, Useful Life			5 years
Twelve Customers [Member]
Concentration Risk, Percentage	86.00%		88.00%
Four Customers [Member]
Concentration Risk, Percentage		86.00%
No Bad Debt Risk Customers [Member]
Concentration Risk, Percentage	62.00%	64.00%	57.00%	68.00%
Seven Customers [Member]
Concentration Risk, Percentage			88.00%